Financial Instruments and Risk Management (Details) - MYR (RM)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Financial Instruments and Risk Management [Abstract]
Increase or decrease to report interest rate risk	RM 10,890	RM 15,098